SHARE CAPITAL (Details) - USD ($)			12 Months Ended
	Jan. 17, 2023	Jun. 17, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Sale of stock, number of shares authorized for sale, value		$ 125,000,000
Sale of stock, price per share (in usd per share)			$ 1.93	$ 3.74
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs			$ 8,580,405	$ 29,351,308
Gross consideration for shares sold			9,430,894
Payments for share issue costs			850,489	29,351,308
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs			$ 4,175,836	$ 27,264,038
Over-Allotment Option
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)	2,952,755
Sale of stock, price per share (in usd per share)	$ 2.54
Gross consideration for shares sold	$ 7,499,998
Payments for share issue costs	664,522
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	$ 6,835,476
December 2022 Offering
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)			2,952,755
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs			$ 4,175,836
Gross consideration for shares sold			4,592,772
Payments for share issue costs			416,936
Commission Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs			141,462
Commission Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs			302,642
Legal Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs			709,027
Legal Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs			$ 114,294
Share capital
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)			4,894,060	8,346,789
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs			$ 8,580,405	$ 29,351,308